Report of the directors financial review risk report - Non-trading VaR, 99% 1 day (Details) - Non-trading portfolios - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure of financial assets [line items]
Value at risk	$ 120.8	$ 220.4	$ 249.5
Average
Disclosure of financial assets [line items]
Value at risk	173.7	224.6	250.5
Maximum
Disclosure of financial assets [line items]
Value at risk	265.3	268.4	298.8
Minimum
Disclosure of financial assets [line items]
Value at risk	119.1	194.6	193.5
Interest rate
Disclosure of financial assets [line items]
Value at risk	113.3	216.4	193.7
Interest rate | Average
Disclosure of financial assets [line items]
Value at risk	148.4	200.3	201.1
Interest rate | Maximum
Disclosure of financial assets [line items]
Value at risk	225.5	235.7	248.7
Interest rate | Minimum
Disclosure of financial assets [line items]
Value at risk	109.2	179.3	163.3
Credit spread
Disclosure of financial assets [line items]
Value at risk	53.3	70.3	73.8
Credit spread | Average
Disclosure of financial assets [line items]
Value at risk	61.9	73.4	80.5
Credit spread | Maximum
Disclosure of financial assets [line items]
Value at risk	84.7	79.9	99.3
Credit spread | Minimum
Disclosure of financial assets [line items]
Value at risk	50.3	68.7	64.7
Portfolio diversification
Disclosure of financial assets [line items]
Value at risk	(45.7)	(66.3)	(18.0)
Portfolio diversification | Average
Disclosure of financial assets [line items]
Value at risk	$ (36.7)	$ (49.1)	$ (31.2)